[USAA(R) logo appears here.]







                                USAA SMALL CAP
                                        STOCK Fund





                                        [Image appears here.]






                    Annual Report

----------------------------------------------------------
    July 31, 2001

Table of CONTENTS
--------------------------------------------------------------------------------


      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            12

      SHAREHOLDER VOTING RESULTS                                      13

      FINANCIAL INFORMATION

         Independent Auditors' Report                                 15

         Portfolio of Investments                                     16

         Notes to Portfolio of Investments                            32

         Statement of Assets and Liabilities                          33

         Statement of Operations                                      34

         Statements of Changes in Net Assets                          35

         Notes to Financial Statements                                36

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.


--------------------------------------------------------------------------------------
         EQUITY                         MONEY MARKET                    INDEX
--------------------------------------------------------------------------------------
     Aggressive Growth                  Money Market           Extended Market Index
(CLOSED TO NEW INVESTORS)
                                  Tax Exempt Money Market        Global Titans Index
      Capital Growth
                                Treasury Money Market Trust       Nasdaq-100 Index
     Emerging Markets
                                     State Money Market             S&P 500 Index
    First Start Growth
                                ------------------------------------------------------
          Gold                         TAXABLE BOND                ASSET ALLOCATION
(ON OCTOBER 1, 2001, THE        ------------------------------------------------------
FUND'S NAME WILL BE CHANGED TO
PRECIOUS METALS AND MINERALS.)          GNMA Trust                Balanced Strategy

         Growth                  High-Yield Opportunities       Cornerstone Strategy

     Growth & Income                     Income                Growth and Tax Strategy

      Income Stock                Intermediate-Term Bond           Growth Strategy

      International                   Short-Term Bond              Income Strategy

  Science & Technology          ---------------------------
                                      TAX-EXEMPT BOND
     Small Cap Stock            ---------------------------

         Value                           Long-Term

     World Growth                    Intermediate-Term

                                        Short-Term

                                     State Bond/Income
--------------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this practice eliminates duplicate copies, saving paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours


               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA SMALL CAP STOCK FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President and Vice
Chairman of the Board, Christopher W.
Claus, appears here.]                          "WE AT USAA INVESTMENTS
                                           ARE WATCHING ECONOMIC INDICATORS
                                             CLOSELY FOR POSITIVE CHANGES
                                                   IN THE ECONOMY."

--------------------------------------------------------------------------------

               At the end of your Fund's annual report period, we were in the midst of a summer marked by poor market conditions and signs of a flagging economy, including weak corporate earnings and substantial work force reductions by companies nationwide. It was indeed a long, hot summer--one that continued a period of uneasiness that began more than a year ago. The question is, Have we seen the bottom?

               At this point, we believe the market is also unsure whether the economy has truly bottomed out and is on its way to recovery. We think that, understandably, the market still has a healthy skepticism about the state of our economy.

               Although no one can truly predict the timing of market swings, we know from history that poor markets do not last forever. We at USAA Investments are watching economic indicators closely for positive changes in the economy.

 ...CONTINUED
--------------------------------------------------------------------------------


               As of this writing, the Federal Reserve Board (the Fed) had reduced the federal funds rate seven times since January 2001, bringing it down to 3.5%--the lowest rate since spring 1994. Typically, a six- to 12-month lag exists between a Fed rate cut and its impact on our economy. We hope to see the increasingly stimulative effects of these cuts over the next several months.

               Another element contributing to potential recovery is the aggressive tax relief plan launched by the federal government. This significant tax cut has resulted in income tax rebates for consumers and lower tax brackets, which will be reduced even further over the next several years.

               Potential outcomes of these economic stimulators include growth in the gross domestic product (GDP), lower unemployment levels, a boost in consumer confidence, and improved corporate earnings.

               In our view, the key factor that could slow a recovery is a continued lull in corporate earnings and, consequently, capital spending. If this lull persists, it will continue to make life tough for technology companies and related industries. In short, the slump could continue until corporate America gains enough confidence to start spending again.

               There are, however, some signs that a recovery may happen sooner rather than later. The index of leading economic indi-


               THE INDEX OF LEADING ECONOMIC INDICATORS IS A COMPOSITE INDEX COMPILED BY THE U.S. DEPARTMENT OF COMMERCE THAT TRACKS PREVIOUSLY REPORTED DATA OF 11 LEADING INDICATORS, INCLUDING (BUT NOT LIMITED TO) BUILDING PERMITS, CAPITAL GOODS ORDERS, AVERAGE WORK WEEK, AND CONSUMER GOODS ORDERS. THE INDEX ATTEMPTS TO MEASURE OR PREDICT FUTURE ECONOMIC ACTIVITY.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT



               cators rose in July for the fourth consecutive month. Although it is not a perfect indicator, a three-month consecutive rise in this index typically has signaled the beginning of economic recovery or expansion. In addition, the purchasing managers' index (PMI), which reflects conditions in the economy's manufacturing sector, rose significantly in August to a level consistent with 1.9% real GDP growth. If economic stimulators are successful and these indexes are correct, we could see improvements late in the fourth quarter of 2001 or in the first quarter of 2002.

               Whatever the market situation, we are committed to providing our perspectives on the market and other information that may help you determine and plan your investment goals. We'll work hard to earn your continued business.

               On behalf of the entire team at USAA Investments, I appreciate the opportunity to serve you.

               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               THE PURCHASING MANAGERS' INDEX (PMI) IS A COMPOSITE INDEX COMPILED BY THE NATIONAL ASSOCIATION OF PURCHASING MANAGERS
               (NAPM) BASED ON SEASONALLY ADJUSTED INDEXES FOR FIVE ECONOMIC INDICATORS IN THE MANUFACTURING SECTOR: NEW ORDERS, PRODUCTION, SUPPLIER DELIVERIES, INVENTORIES, AND EMPLOYMENT.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA SMALL CAP STOCK FUND



OBJECTIVE
--------------------------------------------------------------------------------

               Long-term growth of capital.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in equity securities of companies with small market capitalizations.

--------------------------------------------------------------------------------
                                         7/31/01                7/31/00
--------------------------------------------------------------------------------
  Net Assets                           $89.1 Million        $101.0 Million
  Net Asset Value Per Share               $10.34                $13.17

--------------------------------------------------------------------------------
                   Average Annual Total Returns as of 7/31/01
--------------------------------------------------------------------------------
           1 YEAR                           SINCE INCEPTION ON 8/2/99
          -21.49%                                    1.69%


               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


                       CUMULATIVE PERFORMANCE COMPARISON
                       ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund, the S&P SmallCap 600 Index, the Lipper Small-Cap Growth Funds Average, and the Lipper Small-Cap Core Funds Average for the period of 08/02/1999 through 07/31/2001. The data points from the graph are as follows:


          USAA SMALL CAP   S&P SMALLCAP    LIPPER SMALL-CAP    LIPPER SMALL-CAP
            STOCK FUND      600 INDEX      GROWTH FUNDS AVG.    CORE FUNDS AVG.
          --------------   ------------    -----------------   ----------------

08/02/99     $10,000          $10,000           $10,000            $10,000
01/31/00      13,460           10,462            14,138             10,893
07/31/00      13,170           11,257            14,575             11,788
01/31/01      11,640           12,588            13,398             12,724
07/31/01      10,340           12,609            11,789             12,906

DATA SINCE INCEPTION ON 08/02/99 THROUGH 07/31/01.


               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund to the S&P SmallCap 600 Index, the Lipper Small-Cap Growth Funds Average, and the Lipper Small-Cap Core Funds Average. The S&P SmallCap 600 Index is an unmanaged market-value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The Lipper Small-Cap Growth Funds Average and Lipper Small-Cap Core Funds Average are the average performance levels of all small-cap growth funds and small-cap core funds, respectively, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. Although the Fund is currently ranked in the Lipper Small-Cap Growth Funds category, the Fund's portfolio more closely resembles that of funds in the Lipper Small-Cap Core Funds category.

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund

[Photograph of the Portfolio
Manager appears here.]        The USAA Small Cap Stock Fund,  previously managed
                              by John K.  Cabell,  Jr.,  CFA, and Eric M. Efron,
                              CFA, is now managed by James Behrmann, CFA (left).

--------------------------------------------------------------------------------

HOW DID THE USAA SMALL CAP STOCK FUND PERFORM?

               The USAA Small Cap Stock Fund performed poorly during the 12-month period ended July 31, 2001. The Fund posted a -21.49% return over the period. This result placed it behind the 12.01% return realized by the S&P SmallCap 600 Index. However, the Fund's return was considerably better than the -46.19% return reported by the Nasdaq Composite Index.

WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THE PERIOD?

               This 12-month period was a very challenging one for investors generally. Most of the major indexes posted declines because of an erosion in the general domestic economic outlook as well as



               THE NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES LISTED ON THE NASDAQ STOCK MARKET.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO THE BOTTOM OF PAGE 8 FOR THE S&P SMALLCAP 600 INDEX DEFINITION.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               weakness abroad. Although the Federal Reserve Board (the Fed) has cut interest rates to counter this weakness, the end effect has been small to date.

               The Fund was penalized predominantly by its overweighted positions in both technology and health care companies. Stock performance in these two economic sectors was less than optimal. Additionally, the Fund held a pronounced bias toward growth-oriented names versus those with a value orientation. Growth names tended to underperform greatly in the 12-month period ending July 31, 2001.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

               The Fund's investment strategy has been altered to some extent in recent months. The Fund kept part of its core strategy to invest its assets primarily in equity securities of companies with small market capitalizations. However, the current approach includes a more balanced emphasis on value and growth names. Also, under the Fund's current strategy, the holdings are more closely aligned with the economic sector and industry weightings found in the S&P SmallCap 600 Index. Over time, the Fund's market risk could be reduced, and the performance may become less volatile with this change in strategy. We also expect the change to help the Fund's long-term performance compare more favorably with its peer group.


               REFER TO THE BOTTOM OF PAGE 8 FOR THE S&P SMALLCAP 600 INDEX DEFINITION.

 ...CONTINUED
--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

               We believe there is good reason to expect that the markets will perform relatively better over the next year. This trend toward improvement would be based on rising economic activity driven by interest rate cuts, continued low inflation, and continuing strong consumer sentiment and spending. Traditionally, small-capitalization stocks have performed well during periods of reviving economic activity; we believe the same could occur over the next 12 months. For these reasons, the USAA Small Cap Stock Fund has the potential to be an attractive vehicle for the risk-tolerant investor.

               Speaking for myself and our team of traders and analysts, it's a privilege to be given the opportunity to serve you. Thank you for your confidence and support.




               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

12

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS



------------------------------------------------
          TOP 10 EQUITY HOLDINGS
            (% of Net Assets)
------------------------------------------------

  BARRA, Inc.                               0.9%

  Universal Health Services, Inc. "B"       0.9

  Cephalon, Inc.                            0.8

  Cerner Corp.                              0.8

  Commerce Bancorp, Inc.                    0.8

  Eaton Vance Corp.                         0.8

  Patterson Dental Co.                      0.8

  Fidelity National Financial, Inc.         0.7

  Smithfield Foods, Inc.                    0.7

  Varian Medical Systems, Inc.              0.7

------------------------------------------------




------------------------------------------------
          TOP 10 INDUSTRIES
          (% of Net Assets)
------------------------------------------------

  Banks - Major Regional                    4.7%

  Medical Products & Supplies               4.6

  Oil & Gas - Exploration & Production      3.5

  Homebuilding                              3.4

  Services - Commercial & Consumer          3.3

  Computer Software & Service               2.9

  Manufacturing - Specialized               2.8

  Manufacturing - Diversified Industries    2.7

  Equipment - Semiconductors                2.6

  Restaurants                               2.5

------------------------------------------------


YOU CAN FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-31.

SHAREHOLDER
--------------------------------------------------------------------------------
                                 Voting RESULTS

               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Mutual Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A and 4 are for the USAA Small Cap Stock Fund, a series of the Company.


PROPOSAL 1
--------------------------------------------------------------------------------

             Proposal to elect Directors as follows:


                                                                    VOTES
               DIRECTORS                      VOTES FOR             WITHHELD
--------------------------------------------------------------------------------

               Robert G. Davis                2,715,058,284         40,108,336

               Christopher W. Claus           2,715,058,925         40,107,695

               David G. Peebles               2,715,058,926         40,107,694

               Michael F. Reimherr            2,715,058,891         40,107,729

               Richard A. Zucker              2,715,058,603         40,108,017

               Barbara B. Dreeben             2,715,058,252         40,108,368

               Robert L. Mason, Ph.D.         2,715,058,603         40,108,017

               Laura T. Starks, Ph.D.         2,715,058,582         40,108,038

14

 ...CONTINUED
--------------------------------------------------------------------------------
                                 Voting RESULTS


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction regarding investments in a single issuer.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                  5,807,317       154,073        75,960            1,945

PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.

               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                  5,826,399       125,486        85,464            1,946

INDEPENDENT
--------------------------------------------------------------------------------
                                AUDITORS' Report

KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

               USAA SMALL CAP STOCK FUND

               We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Small Cap Stock Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights, presented in Note 7 to the financial statements, for the year then ended and the period from August 2, 1999, (commencement of operations) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Small Cap Stock Fund as of July 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from August 2, 1999, to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


                                                                        KPMG LLP


               San Antonio, Texas
               September 7, 2001

16

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (96.7%)

            ADVERTISING/MARKETING (0.4%)
    8,700   ADVO, Inc.*                                                  $   340
--------------------------------------------------------------------------------
            AEROSPACE/DEFENSE (1.3%)
    4,500   Alliant Techsystems, Inc.*                                       446
   23,600   BE Aerospace, Inc.*                                              438
    7,000   Precision Castparts Corp.                                        256
--------------------------------------------------------------------------------
                                                                           1,140
--------------------------------------------------------------------------------
            AGRICULTURAL PRODUCTS (1.1%)
   15,300   Delta & Pine Land Co.                                            301
   12,900   Dimon, Inc.                                                      120
   13,500   Universal Corp.                                                  531
--------------------------------------------------------------------------------
                                                                             952
--------------------------------------------------------------------------------
            AIRLINES (0.8%)
   20,000   AirTran Holdings, Inc.*                                          172
   11,900   Frontier Airlines, Inc.*                                         180
   10,000   SkyWest, Inc.                                                    335
--------------------------------------------------------------------------------
                                                                             687
--------------------------------------------------------------------------------
            AUTO PARTS (1.5%)
    6,600   ArvinMeritor, Inc.                                               142
   16,200   Copart, Inc.*                                                    460
   10,000   Dura Automotive Systems, Inc.*                                   177
   18,500   TBC Corp.*                                                       219
   26,200   Tower Automotive, Inc.*                                          384
--------------------------------------------------------------------------------
                                                                           1,382
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL (4.7%)
    6,600   Associated Banc-Corp.                                            236
   11,800   Bank of the Ozarks, Inc.                                         274
    3,000   Banknorth Group, Inc.                                             69
    5,000   City National Corp.                                              235
    9,100   Commerce Bancorp, Inc.                                           693
   10,000   Commercial Federal Corp.                                         249

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   12,000   Community First Bankshares, Inc.                             $   295
   11,000   Cullen/Frost Bankers, Inc.                                       386
    7,000   First BanCorp                                                    203
    7,000   First Midwest Bancorp, Inc.                                      231
    8,000   Hudson United Bancorp                                            220
    8,300   Provident Bankshares Corp.                                       195
    6,500   Provident Financial Group, Inc.                                  215
    5,000   UCBH Holdings, Inc.                                              155
   11,100   United Bankshares, Inc.                                          306
    4,700   Whitney Holding Corp.                                            212
--------------------------------------------------------------------------------
                                                                           4,174
--------------------------------------------------------------------------------
            BEVERAGES - ALCOHOLIC (0.7%)
    4,000   Adolph Coors Co. "B"                                             201
   10,600   Constellation Brands, Inc. "A"*                                  447
--------------------------------------------------------------------------------
                                                                             648
--------------------------------------------------------------------------------
            BIOTECHNOLOGY (1.9%)
   11,700   Cephalon, Inc.*                                                  748
    2,300   IDEC Pharmaceuticals Corp.*                                      124
    7,000   IDEXX Laboratories, Inc.*                                        171
    4,000   OSI Pharmaceuticals, Inc.*                                       173
    1,000   Protein Design Labs, Inc.*                                        56
    9,400   Techne Corp.*                                                    275
   11,800   Theragenics Corp.*                                               126
--------------------------------------------------------------------------------
                                                                           1,673
--------------------------------------------------------------------------------
            BUILDING MATERIAL GROUP (0.7%)
    7,900   Lafarge Corp.                                                    265
    3,300   Simpson Manufacturing, Inc.*                                     193
    6,600   Trex Company, Inc.*                                              127
--------------------------------------------------------------------------------
                                                                             585
--------------------------------------------------------------------------------
            CHEMICALS - DIVERSIFIED (0.3%)
    3,500   FMC Corp.*                                                       233
--------------------------------------------------------------------------------

18

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CHEMICALS - SPECIALTY (0.9%)
    4,800   Arch Chemicals, Inc.                                         $    96
    9,100   Cambrex Corp.                                                    434
    4,000   OM Group, Inc.                                                   234
--------------------------------------------------------------------------------
                                                                             764
--------------------------------------------------------------------------------
            COMMUNICATION EQUIPMENT (1.7%)
    9,200   Anixter International, Inc.*                                     266
   16,700   C&D Technologies, Inc.                                           522
   15,500   Intermediate Telephone, Inc.                                     243
   12,000   Proxim, Inc.*                                                    102
   15,000   SpectraLink Corp.*                                               254
   11,500   SymmetriCom, Inc.*                                               129
--------------------------------------------------------------------------------
                                                                           1,516
--------------------------------------------------------------------------------
            COMPUTER - HARDWARE (0.5%)
   13,000   Mercury Computer Systems, Inc.*                                  411
--------------------------------------------------------------------------------
            COMPUTER - NETWORKING (0.3%)
   33,100   Digi International, Inc.*                                        295
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE & SERVICE (2.9%)
   13,200   American Management Systems, Inc.*                               246
    8,000   AremisSoft Corp.*b                                                90
    5,800   Autodesk, Inc.                                                   216
   28,600   Avant! Corp.*                                                    176
    8,450   Fair, Isaac & Company, Inc.                                      527
    3,000   Internet Security Systems, Inc.*                                  69
    5,500   Jack Henry & Associates, Inc.                                    156
    4,500   RSA Security, Inc.*                                              110
    5,700   Sybase, Inc.*                                                     85
    5,000   Symantec Corp.*                                                  241
    9,700   THQ, Inc.*                                                       482
   11,000   Verity, Inc.*                                                    193
--------------------------------------------------------------------------------
                                                                           2,591
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                  (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            CONSTRUCTION - CEMENT & AGGREGATES (0.5%)
    4,700   Florida Rock Industries, Inc.                                $   253
    4,500   Vulcan Materials Co.                                             221
--------------------------------------------------------------------------------
                                                                             474
--------------------------------------------------------------------------------
            CONSUMER JEWELRY AND NOVELTIES - MISCELLANEOUS (0.8%)
   24,800   Fossil, Inc.*                                                    496
    6,900   Russ Berrie & Company, Inc.                                      186
--------------------------------------------------------------------------------
                                                                             682
--------------------------------------------------------------------------------
            CONTAINERS - METALS & GLASS (0.1%)
   17,600   Owens-Illinois, Inc.*                                            113
--------------------------------------------------------------------------------
            DISTRIBUTIONS - FOOD/HEALTH (1.6%)
    5,000   Fleming Companies, Inc.                                          177
    7,000   Owens & Minor, Inc.                                              128
   20,400   Patterson Dental Co.*                                            708
   18,000   SUPERVALU, Inc.                                                  378
--------------------------------------------------------------------------------
                                                                           1,391
--------------------------------------------------------------------------------
            DRUGS (1.3%)
    5,000   Alpharma, Inc. "A"                                               141
    5,900   Biovail Corp. ADR*                                               278
    7,867   King Pharmaceuticals, Inc.*                                      355
    7,000   Medicis Pharmaceutical Corp. "A"*                                337
    3,400   SICOR, Inc.*                                                      85
--------------------------------------------------------------------------------
                                                                           1,196
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES (0.8%)
    4,800   CH Energy Group, Inc.                                            202
    9,000   RGS Energy Group, Inc.                                           347
    9,700   Unisource Energy Corp.                                           179
--------------------------------------------------------------------------------
                                                                             728
--------------------------------------------------------------------------------

20

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT (2.0%)
    7,800   A.O. Smith Corp.                                             $   137
   41,200   Checkpoint Systems, Inc.*                                        498
   10,700   Harman International Industries, Inc.                            396
    9,400   Intermagnetics General Corp.*                                    294
   41,600   Lennox International, Inc.                                       390
    8,000   Watsco, Inc.                                                     114
--------------------------------------------------------------------------------
                                                                           1,829
--------------------------------------------------------------------------------
            ELECTRONICS - COMPONENT DISTRIBUTORS (0.1%)
    4,700   Rogers Corp.*                                                    128
--------------------------------------------------------------------------------
            ELECTRONICS - INSTRUMENTATION (1.1%)
    3,200   Analogic Corp.                                                   129
    5,200   AstroPower, Inc.*                                                232
    6,200   DuPont Photomasks, Inc.*                                         239
   10,400   Exfo Electro-Optical Engineering, Inc. ADR*                      166
   24,200   Methode Electronics, Inc. "A"                                    217
--------------------------------------------------------------------------------
                                                                             983
--------------------------------------------------------------------------------
            ELECTRONICS - SEMICONDUCTORS (1.2%)
   13,700   Centillium Communications, Inc.*                                 203
   28,000   ESS Technology, Inc.*                                            389
   14,000   Kopin Corp.*                                                     218
    9,500   Lattice Semiconductor Corp.*                                     230
--------------------------------------------------------------------------------
                                                                           1,040
--------------------------------------------------------------------------------
            ENGINEERING & CONSTRUCTION (1.3%)
    7,000   Dycom Industries, Inc.*                                          153
    9,000   Foster Wheeler Ltd.                                               64
   15,000   Massey Energy Co.                                                258
   18,400   MasTec, Inc.*                                                    268
    3,900   Quanta Services, Inc.*                                            95
   14,000   URS Corp.*                                                       343
--------------------------------------------------------------------------------
                                                                           1,181
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUIPMENT - SEMICONDUCTORS (2.6%)
   10,800   Alliance Semiconductor Corp.*                                $   124
    7,600   ATMI, Inc.*                                                      193
   14,000   Axcelis Technologies, Inc.*                                      199
   17,000   AXT, Inc.*                                                       365
    9,500   Brooks Automation, Inc.*                                         452
   18,200   Kulicke & Soffa Industries, Inc.*                                308
   12,400   Photronics, Inc.*                                                259
   11,500   Varian Semiconductor Equipment Associates, Inc.*                 404
--------------------------------------------------------------------------------
                                                                           2,304
--------------------------------------------------------------------------------
            FINANCE - CONSUMER (0.4%)
   10,700   Metris Companies, Inc.                                           371
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED (1.3%)
    8,500   Allied Capital Corp.                                             198
    7,800   Doral Financial Corp.                                            289
    4,900   General Growth Properties, Inc.                                  177
    5,900   SEI Investments Co.                                              283
    5,900   Triad Guaranty, Inc.*                                            223
--------------------------------------------------------------------------------
                                                                           1,170
--------------------------------------------------------------------------------
            FOODS (1.8%)
    3,500   American Italian Pasta Co. "A"*                                  165
    7,700   Dreyer's Grand Ice Cream, Inc.                                   212
    8,800   Performance Food Group Co.*                                      268
   14,700   Smithfield Foods, Inc.*                                          647
    5,000   Suiza Foods Corp.*                                               275
--------------------------------------------------------------------------------
                                                                           1,567
--------------------------------------------------------------------------------
            FOOTWEAR (1.2%)
    7,800   Brown Shoe Company, Inc.                                         119
    9,300   Reebok International Ltd.*                                       298
    6,000   Skechers U.S.A., Inc. "A"*                                       126
    9,300   Timberland Co. "A"*                                              326
   12,500   Wolverine World Wide, Inc.                                       226
--------------------------------------------------------------------------------
                                                                           1,095
--------------------------------------------------------------------------------

22

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            GAMING, LOTTERY & PARI-MUTUEL COMPANIES (1.4%)
   10,300   Anchor Gaming*                                               $   535
   29,200   Aztar Corp.*                                                     436
   13,100   Isle of Capri Casinos, Inc.*                                     107
    7,000   Mandalay Resort Group*                                           177
--------------------------------------------------------------------------------
                                                                           1,255
--------------------------------------------------------------------------------
            HARDWARE & TOOLS (0.2%)
    4,600   Toro Co.                                                         217
--------------------------------------------------------------------------------
            HEALTH CARE - DIVERSIFIED (0.2%)
   18,900   Sierra Health Services, Inc.*                                    167
--------------------------------------------------------------------------------
            HEALTH CARE - HMOS (1.3%)
   20,400   Coventry Health Care, Inc.*                                      469
    4,600   Express Scripts, Inc. "A"*                                       269
    5,300   Health Net, Inc.*                                                 97
    8,200   Mid Atlantic Medical Services, Inc.*                             172
    1,900   Trigon Healthcare, Inc.*                                         130
--------------------------------------------------------------------------------
                                                                           1,137
--------------------------------------------------------------------------------
            HEALTH CARE - SPECIALIZED SERVICES (2.3%)
    7,600   AdvancePCS*                                                      472
    9,700   DaVita, Inc.*                                                    208
    3,800   IMPATH, Inc.*                                                    179
    3,400   Omnicare, Inc.                                                    86
    9,000   Orthodontic Centers of America, Inc.*                            268
    3,200   Pediatrix Medical Group, Inc.*                                   105
   12,000   Pharmaceutical Product Development, Inc.*                        425
    2,600   RehabCare Group, Inc.*                                           115
    6,000   Renal Care Group, Inc.*                                          177
--------------------------------------------------------------------------------
                                                                           2,035
--------------------------------------------------------------------------------
            HOME FURNISHINGS & APPLIANCES (0.2%)
    7,000   La-Z-Boy, Inc.                                                   140
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                             of INVESTMENTS
                             (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HOMEBUILDING (3.4%)
    3,900   Crossmann Communities, Inc.                                  $   155
   20,100   D.R. Horton, Inc.                                                554
   10,900   KB Home                                                          355
   13,900   M.D.C. Holdings, Inc.                                            583
    3,100   NVR, Inc.*                                                       546
    4,100   Ryland Group, Inc.                                               256
    8,300   Standard Pacific Corp.                                           196
    9,400   Toll Brothers, Inc.*                                             371
--------------------------------------------------------------------------------
                                                                           3,016
--------------------------------------------------------------------------------
            HOSPITALS (1.3%)
    2,800   LifePoint Hospitals, Inc.*                                       120
    7,000   Province Healthcare Co.*                                         256
   15,400   Universal Health Services, Inc. "B"*                             762
--------------------------------------------------------------------------------
                                                                           1,138
--------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS (0.1%)
    4,000   Church & Dwight, Inc.                                            101
--------------------------------------------------------------------------------
            HOUSEWARES (0.5%)
    3,900   Libbey, Inc.                                                     134
   12,000   Tupperware Corp.                                                 282
--------------------------------------------------------------------------------
                                                                             416
--------------------------------------------------------------------------------
            INSURANCE BROKERS (0.2%)
    7,000   Arthur J. Gallagher & Co.                                        193
--------------------------------------------------------------------------------
            INSURANCE - LIFE/HEALTH (0.5%)
    3,000   American National Insurance Co.                                  241
    6,600   Protective Life Corp.                                            219
--------------------------------------------------------------------------------
                                                                             460
--------------------------------------------------------------------------------

24

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            INSURANCE - PROPERTY/CASUALTY (1.6%)
    6,000   Commerce Group, Inc.                                         $   221
   23,600   Fidelity National Financial, Inc.                                605
    7,000   NorthWestern Corp.                                               150
    2,800   Renaissance Holdings Ltd. ADR                                    203
   11,700   Trenwick Group Ltd.                                              207
--------------------------------------------------------------------------------
                                                                           1,386
--------------------------------------------------------------------------------
            IRON & STEEL (0.2%)
   13,000   Maverick Tube Corp.*                                             169
    4,700   Steel Technologies, Inc.                                          37
--------------------------------------------------------------------------------
                                                                             206
--------------------------------------------------------------------------------
            INTERNET SERVICES (0.0%) C
    5,000   GlobalSCAPE, Inc.* a                                               -
--------------------------------------------------------------------------------
            INVESTMENT BANKS/BROKERAGE (1.1%)
    3,400   Investment Technology Group, Inc.*                               178
    7,000   Jefferies Group, Inc.                                            248
   12,000   Raymond James Financial, Inc.                                    359
    7,000   Tucker Anthony Sutro Corp.                                       168
--------------------------------------------------------------------------------
                                                                             953
--------------------------------------------------------------------------------
            INVESTMENT MANAGEMENT (0.7%)
   19,600   Eaton Vance Corp.                                                669
--------------------------------------------------------------------------------
            LEISURE TIME (2.1%)
    7,900   Arctic Cat, Inc.                                                 115
   17,100   Bally Total Fitness Holding Corp.*                               434
   15,500   Callaway Golf Co.                                                241
   15,500   JAKKS Pacific, Inc.*                                             311
    7,800   Penn National Gaming, Inc.*                                      153
    6,000   Polaris Industries, Inc.                                         293
   13,100   WMS Industries, Inc.*                                            301
--------------------------------------------------------------------------------
                                                                           1,848
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MACHINERY - DIVERSIFIED (0.1%)
    2,400   Mettler-Toledo International, Inc.*                          $   102
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (2.7%)
    8,200   Clarcor, Inc.                                                    213
    6,200   Esterline Technologies Corp.*                                    133
   33,900   GenCorp, Inc.                                                    453
    9,100   Graco, Inc.                                                      308
   13,800   Griffon Corp.*                                                   163
    3,000   Harsco Corp.                                                      92
    5,900   Myers Industries, Inc.                                            84
    9,300   National Service Industries, Inc.                                210
   16,500   Shaw Group, Inc.*                                                536
    2,294   Tyco International Ltd.                                          122
    1,600   Woodward Governor Co.                                            117
--------------------------------------------------------------------------------
                                                                           2,431
--------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED (2.8%)
    4,500   Albany International Corp. "A"*                                   90
   10,500   AptarGroup, Inc.                                                 347
    5,000   Astec Industries, Inc.*                                           91
    6,900   Brady Corp. "A"                                                  238
    4,100   CUNO, Inc.*                                                      106
   11,700   JLG Industries, Inc.                                             132
   11,700   Paxar Corp.*                                                     159
   10,000   Roper Industries, Inc.                                           379
    4,500   Teleflex, Inc.                                                   214
    8,200   York International Corp.                                         272
   11,700   Zebra Technologies Corp. "A"*                                    494
--------------------------------------------------------------------------------
                                                                           2,522
--------------------------------------------------------------------------------
            MEDICAL PRODUCTS & SUPPLIES (4.6%)
    3,200   Apria Healthcare Group, Inc.*                                     76
    8,300   CONMED Corp.*                                                    257
    9,600   Cooper Companies, Inc.                                           464
    4,000   CryoLife, Inc.*                                                  165
    4,300   Datascope Corp.                                                  182
    5,400   Diagnostic Products Corp.                                        219
    7,000   Haemonetics Corp.*                                               235

26

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    7,600   Invacare Corp.                                               $   272
    7,000   Mentor Corp.                                                     207
    9,800   PolyMedica Corp.*                                                345
    9,800   ResMed, Inc.*                                                    516
    7,000   Respironics, Inc.*                                               223
    7,100   Sola International, Inc.*                                         97
    5,900   Syncor International Corp.*                                      173
    8,800   Varian Medical Systems, Inc.*                                    629
--------------------------------------------------------------------------------
                                                                           4,060
--------------------------------------------------------------------------------
            METAL FABRICATORS (0.4%)
   19,100   General Cable Corp.                                              306
    5,900   Wolverine Tube, Inc.*                                             92
--------------------------------------------------------------------------------
                                                                             398
--------------------------------------------------------------------------------
            NATURAL GAS UTILITIES (2.1%)
    9,400   Atmos Energy Corp.                                               190
    9,000   Energen Corp.                                                    229
    7,000   Laclede Gas Co.                                                  154
    7,000   New Jersey Resources Corp.                                       304
   14,100   Northwest Natural Gas Co.                                        340
    4,000   Piedmont Natural Gas, Inc.                                       136
   15,400   Southern Union Co.*                                              316
    7,000   Southwest Gas Corp.                                              167
--------------------------------------------------------------------------------
                                                                           1,836
--------------------------------------------------------------------------------
            OFFICE EQUIPMENT & SUPPLIES (0.5%)
    7,200   Daisytek International Corp.*                                    110
    9,400   United Stationers, Inc.*                                         310
--------------------------------------------------------------------------------
                                                                             420
--------------------------------------------------------------------------------
            OIL & GAS - DRILLING/EQUIPMENT (2.4%)
    3,500   Atwood Oceanics, Inc.*                                           115
    9,200   Cal Dive International, Inc.*                                    172
    3,500   Ensco International, Inc.                                         72
   60,000   Grey Wolf, Inc.*                                                 187
    5,900   Lone Star Technologies, Inc.*                                    133
    5,900   Oceaneering International, Inc.*                                 124

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    7,000   Offshore Logistics, Inc.*                                    $   135
    3,200   Precision Drilling Corp. ADR*                                     91
   22,200   Pride International, Inc.*                                       345
    4,800   SEACOR SMIT, Inc.*                                               215
    8,300   Seitel, Inc.*                                                    112
    1,800   Smith International, Inc.*                                        98
    9,400   Veritas DGC, Inc.*                                               215
    2,300   Weatherford International, Inc.*                                  97
--------------------------------------------------------------------------------
                                                                           2,111
--------------------------------------------------------------------------------
            OIL & GAS - EXPLORATION & PRODUCTION (3.5%)
    9,200   Cabot Oil & Gas Corp. "A"                                        231
    2,300   EOG Resources, Inc.                                               81
   16,300   Louis Dreyfus Natural Gas Corp.*                                 532
   12,400   Newfield Exploration Co.*                                        414
    5,600   Patina Oil & Gas Corp.                                           149
    5,400   Plains Resources, Inc.*                                          150
   17,000   Pogo Producing Co.                                               421
    7,800   Stone Energy Corp.*                                              355
   16,700   Vintage Petroleum, Inc.                                          310
   32,400   XTO Energy, Inc.                                                 487
--------------------------------------------------------------------------------
                                                                           3,130
--------------------------------------------------------------------------------
            OIL & GAS - REFINING/MANUFACTURING (0.2%)
    3,500   Ashland, Inc.                                                    138
--------------------------------------------------------------------------------
            PERSONAL CARE (0.4%)
   10,000   Nature's Sunshine Products, Inc.                                 122
   16,700   NBTY, Inc.*                                                      259
--------------------------------------------------------------------------------
                                                                             381
--------------------------------------------------------------------------------
            PRECIOUS METALS & MINING (0.5%)
   18,200   Stillwater Mining Co.*                                           470
--------------------------------------------------------------------------------
            RAILROADS/SHIPPING (0.3%)
   10,000   Overseas Shipholding Group, Inc.                                 256
--------------------------------------------------------------------------------

28

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (1.0%)
    4,100   Boston Properties, Inc.                                      $   158
    7,000   Camden Property Trust                                            262
    7,000   First Industrial Realty Trust, Inc.                              220
    9,000   Highwoods Properties, Inc.                                       230
--------------------------------------------------------------------------------
                                                                             870
--------------------------------------------------------------------------------
            RESTAURANTS (2.5%)
    4,500   Applebee's International, Inc.                                   137
    8,900   CEC Entertainment, Inc.*                                         318
   10,500   Cheesecake Factory, Inc.*                                        319
      500   Creative Host Services, Inc., Warrant* b                           -
    4,700   IHOP Corp.*                                                      133
    9,000   Jack in the Box, Inc.*                                           255
    8,000   Luby's, Inc.                                                      73
    7,200   O'Charley's, Inc.*                                               134
    4,500   Outback Steakhouse, Inc.*                                        129
    3,400   P. F. Chang's China Bistro, Inc.*                                139
   15,700   Ruby Tuesday, Inc.                                               292
    9,000   Ryan's Family Steak Houses, Inc.*                                150
    6,000   Sonic Corp.*                                                     179
--------------------------------------------------------------------------------
                                                                           2,258
--------------------------------------------------------------------------------
            RETAIL - DISCOUNTERS (0.6%)
   19,000   Factory 2-U Stores, Inc.*                                        432
   16,000   Stein Mart, Inc.*                                                126
--------------------------------------------------------------------------------
                                                                             558
--------------------------------------------------------------------------------
            RETAIL - FOOD (0.5%)
   14,200   Whole Foods Market, Inc.*                                        482
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY (1.8%)
    7,000   99 Cents Only Stores*                                            233
    9,200   Michaels Stores, Inc.*                                           386
   13,500   O'Reilly Automotive, Inc.*                                       471
    2,400   Payless ShoeSource, Inc.*                                        137
   34,100   Pier 1 Imports, Inc.                                             401
--------------------------------------------------------------------------------
                                                                           1,628
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
(continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            RETAIL - SPECIALTY APPAREL (2.4%)
    9,100   American Eagle Outfitters, Inc.*                             $   334
    7,000   Ann Taylor Stores Corp.*                                         225
   16,400   Burlington Coat Factory Warehouse Corp.                          251
   13,000   Chico's FAS, Inc.*                                               484
    5,000   Christopher & Banks Corp.*                                       134
    5,000   Genesco, Inc.*                                                   163
    9,800   Pacific Sunwear of California, Inc.*                             215
    6,750   Wet Seal, Inc. "A"*                                               92
   15,500   Wilsons The Leather Experts, Inc.*                               245
--------------------------------------------------------------------------------
                                                                           2,143
--------------------------------------------------------------------------------
            SAVINGS & LOAN HOLDING CO. (2.3%)
   14,000   BankAtlantic Bancorp, Inc. "A"                                   144
    7,000   Downey Financial Corp.                                           410
    5,900   FirstFed Financial Corp.*                                        182
    6,300   MAF Bancorp, Inc.                                                194
   11,800   New York Community Bancorp, Inc.                                 502
    8,300   Staten Island Bancorp, Inc.                                      254
   13,800   Washington Federal, Inc.                                         367
--------------------------------------------------------------------------------
                                                                           2,053
--------------------------------------------------------------------------------
            SERVICES - COMMERCIAL & CONSUMER (3.3%)
   13,900   Armor Holdings, Inc.*                                            206
   15,200   BARRA, Inc.*                                                     758
   27,800   Carreker-Antinori, Inc.*                                         527
   12,100   Cerner Corp.*                                                    682
    3,000   Corinthian Colleges, Inc.*                                       141
   15,500   Dollar Thrifty Automotive Group, Inc.*                           290
    8,500   R.H. Donnelley Corp.*                                            263
   10,000   Sykes Enterprises, Inc.*                                          70
--------------------------------------------------------------------------------
                                                                           2,937
--------------------------------------------------------------------------------
            SERVICES - COMPUTER SYSTEMS (0.5%)
   20,000   Pomeroy Computer Resources, Inc.*                                319
    3,300   ScanSource, Inc.*                                                160
--------------------------------------------------------------------------------
                                                                             479
--------------------------------------------------------------------------------

30

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            SERVICES - DATA PROCESSING (1.5%)
    2,300   Affiliated Computer Services, Inc. "A"*                      $   191
   14,400   FactSet Research Systems, Inc.                                   477
    3,800   Global Payments, Inc.                                            123
    5,000   Lightbridge, Inc.*                                                54
   19,200   Mentor Graphics Corp.*                                           358
    4,000   National Data Corp.                                              137
--------------------------------------------------------------------------------
                                                                           1,340
--------------------------------------------------------------------------------
            SERVICES - FACILITIES & ENVIRONMENT (0.5%)
    5,300   ABM Industries, Inc.                                             194
   12,600   Tetra Tech, Inc.*                                                286
--------------------------------------------------------------------------------
                                                                             480
--------------------------------------------------------------------------------
            SPECIALTY PRINTING (0.3%)
   11,000   John H. Harland Co.                                              235
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE (0.8%)
    7,000   Black Box Corp.*                                                 384
   25,100   General Communication, Inc. "A"*                                 300
--------------------------------------------------------------------------------
                                                                             684
--------------------------------------------------------------------------------
            TEXTILES - APPAREL (0.9%)
    6,600   Kellwood Co.                                                     137
   10,900   Nautica Enterprises, Inc.*                                       150
    6,800   OshKosh B' Gosh, Inc. "A"                                        204
    8,000   Quiksilver, Inc.*                                                168
   10,000   Russell Corp.                                                    173
--------------------------------------------------------------------------------
                                                                             832
--------------------------------------------------------------------------------
            TRUCKERS (1.0%)
    5,000   Arnold Industries, Inc.                                           94
    2,600   Landstar System, Inc.*                                           197
    8,700   Roadway Express, Inc.                                            253
   10,600   Werner Enterprises, Inc.                                         238
    5,900   Yellow Corp.*                                                    128
--------------------------------------------------------------------------------
                                                                             910
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


                                                                          MARKET
  NUMBER                                                                   VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            TRUCKS & PARTS (0.3%)
    7,000   Oshkosh Truck Corp.                                          $   250
--------------------------------------------------------------------------------
            WASTE MANAGEMENT (0.5%)
    2,000   Stericycle, Inc.*                                                 98
    5,600   Tetra Technologies, Inc.*                                        137
    4,700   TRC Companies, Inc.*                                             196
--------------------------------------------------------------------------------
                                                                             431
--------------------------------------------------------------------------------
            WATER UTILITIES (0.4%)
   14,100   Philadelphia Suburban Corp.                                      360
--------------------------------------------------------------------------------
            Total common stocks (cost: $82,642)                           86,165
--------------------------------------------------------------------------------


PRINCIPAL                                                                 MARKET
   AMOUNT                                                                  VALUE
    (000)   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENT (4.7%)

$   4,234   Federal National Mortgage Assoc., Discount Note,
                3.84%, 8/01/2001 (cost: $4,234)                            4,234
--------------------------------------------------------------------------------

            TOTAL INVESTMENTS (COST: $86,876)                            $90,399
================================================================================

32

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS


USAA SMALL CAP STOCK FUND
JULY 31, 2001


GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets.

          ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) GlobalSCAPE will be restricted for a period ending 180 days following the closing of a public offering and the listing of the security on an exchange or national market system, which will occur, if at all, only as GlobalSCAPE deems appropriate.
               Accordingly, the Manager has determined the security to be illiquid and, using methods determined by the Manager under the general supervision of the Board of Directors, has valued the security at $0.

           (b) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Directors. The security is also considered by the Manager to be restricted due to trading constraints. At July 31, 2001, these securities represented 0.1% of the Fund's net assets.

           (c) Represents less than 0.1% of net assets.

            * Non-income-producing security.


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA SMALL CAP STOCK FUND
JULY 31, 2001

ASSETS

   Investments in securities, at market value (identified cost of $86,876)      $ 90,399
   Cash                                                                               17
   Receivables:
      Capital shares sold                                                             49
      Dividends                                                                       27
      Securities sold                                                              2,745
                                                                                --------
         Total assets                                                             93,237
                                                                                --------

LIABILITIES

   Securities purchased                                                            3,943
   Capital shares redeemed                                                            66
   USAA Investment Management Company                                                 54
   USAA Transfer Agency Company                                                       37
   Accounts payable and accrued expenses                                              17
                                                                                --------
         Total liabilities                                                         4,117
                                                                                --------
            Net assets applicable to capital shares outstanding                 $ 89,120
                                                                                ========

REPRESENTED BY:

   Paid-in capital                                                              $102,551
   Accumulated net realized loss on investments                                  (16,954)
   Net unrealized appreciation of investments                                      3,523
                                                                                --------
            Net assets applicable to capital shares outstanding                 $ 89,120
                                                                                ========
   Capital shares outstanding                                                      8,622
                                                                                ========
   Authorized shares of $.01 par value                                           100,000
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  10.34
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


34

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA SMALL CAP STOCK FUND
YEAR ENDED JULY 31, 2001

NET INVESTMENT LOSS

   Income:
      Dividends                                                        $    179
      Interest                                                              227
                                                                       --------
         Total income                                                       406
                                                                       --------
   Expenses:
      Management fees                                                       667
      Transfer agent's fees                                                 421
      Custodian's fees                                                      101
      Postage                                                                24
      Shareholder reporting fees                                             15
      Directors' fees                                                         4
      Registration fees                                                      35
      Professional fees                                                      29
      Other                                                                   3
                                                                       --------
         Total expenses                                                   1,299
      Expenses paid indirectly                                               (1)
                                                                       --------
         Net expenses                                                     1,298
                                                                       --------
            Net investment loss                                            (892)
                                                                       --------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss on investments                                     (13,156)
   Change in net unrealized appreciation/depreciation                    (7,279)
                                                                       --------
            Net realized and unrealized loss                            (20,435)
                                                                       --------
Decrease in net assets resulting from operations                       $(21,327)
                                                                       ========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA SMALL CAP STOCK FUND
YEAR ENDED JULY 31, 2001, AND
PERIOD ENDED JULY 31, 2000*

                                                              2001         2000*
                                                          ----------------------
FROM OPERATIONS

   Net investment loss                                    $   (892)    $   (537)
   Net realized loss on investments                        (13,156)      (3,798)
   Change in net unrealized appreciation/depreciation
      of investments                                        (7,279)      10,802
                                                          ---------------------
      Increase (decrease) in net assets resulting
          from operations                                  (21,327)       6,467
                                                          ---------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                43,848      140,189
   Cost of shares redeemed                                 (34,381)     (45,676)
                                                          ---------------------
      Increase in net assets from
          capital share transactions                         9,467       94,513
                                                          ---------------------
Net increase (decrease) in net assets                      (11,860)     100,980

NET ASSETS

   Beginning of period                                     100,980            -
                                                          ---------------------
   End of period                                          $ 89,120     $100,980
                                                          =====================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                               3,794       11,159
   Shares redeemed                                          (2,839)      (3,492)
                                                          ---------------------
      Increase in shares outstanding                           955        7,667
                                                          =====================


   * Fund commenced operations on August 2, 1999.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements

USAA SMALL CAP STOCK FUND
JULY 31, 2001

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Small Cap Stock Fund (the Fund). The Fund's investment objective is long-term growth of capital.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio  securities,   except  as  otherwise  noted,  traded
                  primarily on a domestic securities exchange are valued at the last sales price on that exchange.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities  purchased  with  maturities of 60 days or less are stated at amortized cost, which approximates market value.

               4. Securities  that  cannot be valued  by the  methods  set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


               regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease accumulated undistributed net investment loss and decrease paid-in capital by $892,000.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

            D. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended July 31, 2001, custodian fee offset arrangements reduced expenses by $1,000.

            E. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

38

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million--$400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the Fund had two agreements with CAPCO--$250 million committed and $500 million uncommitted.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended July 31, 2001.


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $16,588,000, which will expire between 2008 and 2010. It is unlikely that the Company's

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001

          Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2001, were $137,828,000 and $124,530,000, respectively.

          The cost of securities for federal income tax purposes was $87,242,000. Gross unrealized appreciation and depreciation of investments as of July 31, 2001, for federal income tax purposes were $9,180,000 and $6,023,000, respectively.


(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.75% of its average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Core Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month

          THE LIPPER SMALL-CAP CORE FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER SMALL-CAP CORE FUNDS CATEGORY.

40

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


               ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

       OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
       ----------------------------------------------------------------------
       +/-   1.00% to 4.00%           +/-  0.04%
       +/-   4.01% to 7.00%           +/-  0.05%
       +/-   7.01% and greater        +/-  0.06%

       1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Effective August 1, 2001, through November 30, 2002, the Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.40% of its annual average net assets, after the effect of any custodian fee offset arrangements.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001

            B. ADMINISTRATIVE  AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager will receive a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2001, the annual charge per account was $26. Effective August 1, 2001, the annual charge per account is $23.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

42

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2001


(7)  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED  PERIOD ENDED
                                                        JULY 31,       JULY 31,
                                                            2001          2000*
                                                      ------------------------
Net asset value at beginning of period                  $  13.17      $  10.00
Net investment loss                                         (.11)a        (.10)a
Net realized and unrealized gain (loss)                    (2.72)         3.27
                                                      ------------------------
Net asset value at end of period                        $  10.34      $  13.17
                                                      ========================
Total return (%)                                          (21.49)        31.70
Net assets at end of period(000)                        $ 89,120      $100,980
Ratio of expenses to average net assets (%)                 1.46b         1.43
Ratio of net investment loss to average net assets (%)     (1.00)         (.77)
Portfolio turnover (%)                                    145.32         36.73

 *  Fund commenced operations August 2, 1999.
(a) Calculated using average shares.
(b) Reflects total expenses prior to any custodian fee offset arrangement.

NOTES
--------------------------------------------------------------------------------

                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

               LEGAL COUNSEL   Goodwin Procter LLP
                               Exchange Place
                               Boston, Massachusetts 02109

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL   1-800-531-8181, (in San Antonio) 456-7200
           INFORMATION ABOUT   For account servicing, exchanges,
                MUTUAL FUNDS   or redemptions
                               1-800-531-8448, (in San Antonio) 456-7202

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS   USAA.COM


                                                                        Recycled
                                                                           Paper

[USAA logo appears here.]  WE KNOW WHAT IT MEANS TO SERVE. (R)
                           ---------------------------------------------------
                           INSURANCE - BANKING - INVESTMENTS - MEMBER SERVICES



40054-0901                                   (C)2001, USAA. All rights reserved.